Debt (Tables)	9 Months Ended
Sep. 30, 2018
Debt Disclosure [Abstract]
Schedule of Long-term Debt
Long-term debt as of September 30, 2018 consisted of the following:

September 30, 2018
Term credit facility	$500.0
3.912% Senior Notes due 2021	500.0
4.272% Senior Notes due 2023	750.0
4.900% Senior Notes due 2028	750.0
Other obligations	0.2
Unamortized debt issuance costs	(21.7)
Total long-term debt	2,478.5
Less current portion of long-term debt	—
$2,478.5